UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21698

                GAMCO Global Gold, Natural Resources & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                   Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Global Gold, Natural Resources & Income Trust

First Quarter Report — March 31, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2016, the net asset value (“NAV”) total return of the GAMCO Global Gold, Natural Resources & Income Trust (the “Fund”) was 13.9%, compared with total returns of (0.8)% and 53.4% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver (“XAU”) Index, respectively. The total return for the Fund’s publicly traded shares was 24.1%. The Fund’s NAV per share was $5.85, while the price of the publicly traded shares closed at $5.64 the NYSE MKT. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2016.

Comparative Results

Average Annual Returns through March 31, 2016 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (03/31/05)
GAMCO Global Gold, Natural Resources & Income Trust
NAV Total Return (b)	13.93%	(7.61)%	(10.34)%	(2.94)%	(0.30)%
Investment Total Return (c)	24.08	(5.40)	(11.05)	(3.08)	(0.98)
CBOE S&P 500 Buy/Write Index	(0.75)	2.72	6.49	4.36	4.70
Barclays Government/Credit Bond Index	3.45	1.83	4.02	4.90	4.63
Energy Select Sector Index	3.32	(17.40)	(2.76)	3.39	5.45
XAU Index	53.44	6.12	(20.34)	(6.87)	(2.68)
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Barclays Government/Credit Bond Index is a market value weighted index that tracks the performance of fixed rate, publicly placed, dollar denominated obligations. The Energy Select Sector Index is an unmanaged indicator of stock market performance of large U.S. companies involved in the development or production of energy products. The XAU Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments — March 31, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 86.4%
	Energy and Energy Services — 24.2%
90,000	Anadarko Petroleum Corp.(a)	$4,191,300
78,500	Apache Corp.(a)	3,831,585
21,275	Baker Hughes Inc.	932,483
270,000	BP plc, ADR(a)	8,148,600
114,000	Cabot Oil & Gas Corp.(a)	2,588,940
1	California Resources Corp.	1
63,500	Cameron International Corp.†(a)	4,257,675
65,000	Carrizo Oil & Gas Inc.†	2,009,800
100,000	Cheniere Energy Inc.†	3,383,000
161,500	Chevron Corp.(a)	15,407,100
475,000	Cobalt International Energy Inc.†(a)	1,410,750
20,000	Concho Resources Inc.†	2,020,800
106,500	ConocoPhillips	4,288,755
50,000	CONSOL Energy Inc.(a)	564,500
80,000	Continental Resources Inc.†	2,428,800
345,800	CVR Refining LP	4,177,264
75,000	Devon Energy Corp.(a)	2,058,000
56,400	Diamondback Energy Inc.†	4,352,952
339,100	Encana Corp.	2,065,119
30,000	EOG Resources Inc.	2,177,400
352,000	Exxon Mobil Corp.	29,423,680
250,000	Halliburton Co.	8,930,000
31,000	Hess Corp.	1,632,150
100,000	Kinder Morgan Inc.	1,786,000
264,500	Marathon Petroleum Corp.(a)	9,834,110
15,000	Newfield Exploration Co.†	498,750
79,854	Noble Energy Inc.	2,508,214
65,000	Occidental Petroleum Corp.	4,447,950
230,000	Patterson-UTI Energy Inc.	4,052,600
48,200	Pioneer Natural Resources Co.	6,783,668
150,000	Plains GP Holdings LP, Cl. A	1,303,500
695,000	Royal Dutch Shell plc, Cl. A	16,809,525
142,500	Schlumberger Ltd.	10,509,375
267,500	Suncor Energy Inc.(a)	7,439,175
50,000	Sunoco LP	1,656,500
170,000	Superior Energy Services Inc.	2,276,300
205,000	The Williams Companies Inc.	3,294,350
212,500	Total SA, ADR	9,651,750
50,000	Valero Energy Corp.	3,207,000
275,000	Weatherford International plc†(a)	2,139,500

		198,478,921

	Exchange Traded Funds — 1.1%
930,000	United States Oil Fund LP†	9,021,000

	Metals and Mining — 61.1%
925,000	Acacia Mining plc	3,737,146
1,381,000	Agnico Eagle Mines Ltd.(a)	49,936,960
500,000	Alacer Gold Corp.†	904,716
3,317,045	Alamos Gold Inc., Cl. A	17,547,168
1,291,000	AngloGold Ashanti Ltd., ADR†(a)	17,673,790

Shares		Market Value

879,180	Antofagasta plc	$5,927,198
1,086,656	AuRico Metals Inc.†	627,520
2,901,500	B2Gold Corp.†	4,816,490
2,019,800	Barrick Gold Corp.(a)	27,428,884
68,000	BHP Billiton Ltd., ADR	1,761,200
1,656,000	Centerra Gold Inc.	7,688,685
2,040,000	Detour Gold Corp.†	32,121,656
4,079,700	Eldorado Gold Corp.(a)	12,891,852
343,000	Franco-Nevada Corp.	21,053,340
1,247,010	Fresnillo plc	17,059,389
2,398,000	Gold Fields Ltd., ADR	9,448,120
2,885,000	Goldcorp Inc.(a)	46,823,550
1,870,000	Harmony Gold Mining Co. Ltd., ADR†	6,806,800
40,000	Labrador Iron Ore Royalty Corp.	361,886
300,000	MAG Silver Corp.†	2,831,954
692,225	Newcrest Mining Ltd.†	8,971,236
1,078,500	Newmont Mining Corp.(a)	28,666,530
2,174,800	OceanaGold Corp.	5,978,084
750,000	Osisko Gold Royalties Ltd.	8,009,625
850,000	Perseus Mining Ltd.†	261,790
806,500	Randgold Resources Ltd., ADR(a)	73,238,265
311,000	Rio Tinto plc, ADR(a)	8,791,970
623,577	Royal Gold Inc.(a)	31,983,264
5,909,090	Saracen Mineral Holdings Ltd.†	4,393,712
500,000	SEMAFO Inc.†	1,782,483
37,800	Sibanye Gold Ltd., ADR	573,426
1,258,500	Silver Wheaton Corp.(a)	20,865,930
1,168,000	Tahoe Resources Inc.	11,715,040
5,026,000	Torex Gold Resources Inc.†	7,043,172
70,000	US Silica Holdings Inc.	1,590,400

		501,313,231

	TOTAL COMMON STOCKS	708,813,152

	CONVERTIBLE PREFERRED STOCKS — 0.5%
	Energy and Energy Services — 0.5%
82,300	Kinder Morgan Inc., Ser. A	3,711,730

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.9%
	Metals and Mining — 0.9%
$ 1,600,000	B2Gold Corp., 3.250%, 10/01/18	1,322,000

4,800,000	Detour Gold Corp., 5.500%, 11/30/17	4,719,000

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Principal Amount			Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Metals and Mining (Continued)
$ 1,500,000(b)	Wesdome Gold Inc., 7.000%, 05/24/17(c)		$1,187,550

	TOTAL CONVERTIBLE CORPORATE BONDS		7,228,550

	CORPORATE BONDS — 1.1%
	Energy and Energy Services — 0.2%
1,000,000	Plains All American Pipeline LP / PAA Finance Corp., 4.650%, 10/15/25		926,256
1,000,000	The Williams Cos, Inc., 7.875%, 09/01/21		929,739

			1,855,995

	Metals and Mining — 0.9%
3,000,000	AuRico Gold Inc., 7.750%, 04/01/20(d)		2,775,000
2,000,000	Cia Minera Ares SAC, 7.750%, 01/23/21(d)		1,980,000
2,500,000	Gold Fields Orogen Holdings (BVI) Ltd., 4.875%, 10/07/20(d)		2,275,000
600,000	Kirkland Lake Gold Inc., 7.500%, 12/31/17		475,935

			7,505,935

	TOTAL CORPORATE BONDS		9,361,930

	U.S. GOVERNMENT OBLIGATIONS — 11.1%
91,370,000	U.S. Treasury Bills, 0.025% to 0.552%††, 04/07/16 to 09/29/16(e)		91,321,581

	TOTAL INVESTMENTS — 100.0% (Cost $1,103,612,621)		$820,436,943

	Aggregate tax cost		$1,150,021,137

	Gross unrealized appreciation		$31,309,123
	Gross unrealized depreciation		(360,893,317)

	Net unrealized appreciation/depreciation		$(329,584,194)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) — (7.8)%
	Call Options Written — (7.7)%
1,350	Agnico Eagle Mines Ltd.	May 16/29	$1,019,250
1,280	Agnico Eagle Mines Ltd.	May 16/30	854,400
1,280	Agnico Eagle Mines Ltd.	May 16/31	748,800
1,300	Agnico Eagle Mines Ltd.	May 16/32	663,000
4,000	Agnico Eagle Mines Ltd.	Aug. 16/34	2,000,000
2,400	Agnico Eagle Mines Ltd.	Aug. 16/38	732,000
1,200	Agnico Eagle Mines Ltd.	Aug. 16/42	204,000
1,000	Agnico Eagle Mines Ltd.	Jan. 17/35	607,000
2,500	Alacer Gold Corp.(g)	Apr. 16/3.50	4,812
2,500	Alacer Gold Corp.(g)	Jul. 16/3.50	10,587
12,600	Alamos Gold Inc.	Jun. 16/5	1,134,000
9,000	Alamos Gold Inc.	Sep. 16/5	1,080,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

3,500	Alamos Gold Inc.	Sep. 16/7.50	$87,500
8,070	Alamos Gold Inc.	Oct. 16/7	378,483
600	Anadarko Petroleum Corp.	May 16/60	18,300
300	Anadarko Petroleum Corp.	Aug. 16/50	123,000
6,541	AngloGold Ashanti Ltd., ADR	Apr. 16/10	2,518,285
6,369	Anglogold Ashanti Ltd., ADR	Jul. 16/10	2,611,290
450	Antofagasta plc(h)	May 16/460	273,066
293	Antofagasta plc(h)	Jun. 16/600	28,405
136	Antofagasta plc(h)	Jul. 16/600	20,998
460	Apache Corp.	Apr. 16/55	10,120
325	Apache Corp.	Jul. 16/50	127,725
3,000	Barrick Gold Corp.	May 16/17	57,000
3,000	Barrick Gold Corp.	May 16/18	28,500
1,898	Barrick Gold Corp.	Jun. 16/15	159,432
1,850	Barrick Gold Corp.	Jun. 16/16	98,050
2,250	Barrick Gold Corp.	Jul. 16/17	110,250
4,562	Barrick Gold Corp.	Jul. 16/18	145,984
3,638	Barrick Gold Corp.	Jan. 17/8	2,219,180
775	BHP Billiton Ltd., ADR	Apr. 16/27.50	38,936
241	BHP Billiton Ltd., ADR	May 16/26	42,175
534	BHP Billiton Ltd., ADR	Aug. 16/25	174,885
500	BP plc	Apr. 16/33	2,000
500	BP plc	Apr. 16/34	1,000
1,000	BP plc	Jul. 16/34	40,000
919	Cabot Oil & Gas Corp.	Apr. 16/20	238,940
221	Cabot Oil & Gas Corp.	Jul. 16/25	33,150
500	Carrizo Oil & Gas Inc.	Apr. 16/32.50	50,000
650	Carrizo Oil & Gas Inc.	Apr. 16/42.50	3,250
150	Carrizo Oil & Gas Inc.	Jul. 16/35	43,500
4,000	Centerra Gold Inc.(g)	Apr. 16/8	7,700
1,040	Centerra Gold Inc.(g)	May 16/8	5,605
5,520	Centerra Gold Inc.(g)	Jul. 16/8	95,630
2,000	Centerra Gold Inc.(g)	Oct. 16/9	42,348
4,000	Centerra Gold Inc.(g)	Jan. 17/8	184,793
300	Cheniere Energy Inc.	May 16/50	1,650
300	Cheniere Energy Inc.	Jun. 16/40	35,400
750	Chevron Corp.	Apr. 16/90	425,250
600	Chevron Corp.	Jun. 16/92.50	322,200
6,800	Cobalt International Energy Inc.	Apr. 16/5	51,000
400	Concho Resources Inc.	Apr. 16/115	12,000
500	ConocoPhillips	May 16/47.50	15,000
500	ConocoPhillips	Aug. 16/47.50	53,500
500	CONSOL Energy Inc.	Jul. 16/11	105,000
270	Continental Resources Inc.	Jun. 16/28	137,700
270	Continental Resources Inc.	Sep. 16/32	120,150
260	Continental Resources Inc.	Jan. 17/22.50	288,600
2,250	Detour Gold Corp.(g)	Apr. 16/17	623,677
2,950	Detour Gold Corp.(g)	May 16/23	164,678
4,000	Detour Gold Corp.(g)	Jul. 16/16	1,624,639

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
3,200	Detour Gold Corp.(g)	Jul. 16/26	$183,561
6,000	Detour Gold Corp.(g)	Sep. 16/27	438,884
2,000	Detour Gold Corp.(g)	Jan. 17/17	862,368
675	Devon Energy Corp.	Apr. 16/50	1,688
250	Devon Energy Corp.	Jul. 16/32.50	41,500
250	Devon Energy Corp.	Jul. 16/36	23,750
164	Diamondback Energy Inc.	May 16/77.50	90,859
400	Diamondback Energy Inc.	Jun. 16/80	190,000
5,432	Eldorado Gold Corp.	Apr. 16/4.50	13,580
1,695	Eldorado Gold Corp.	Apr. 16/5.50	4,238
14,999	Eldorado Gold Corp.	Jul. 16/3	824,945
450	Encana Corp.	Apr. 16/10	2,250
1,741	Encana Corp.	May 16/7	69,640
1,200	Encana Corp.	Jul. 16/8	42,000
25	EOG Resources Inc.	Apr. 16/75	2,700
75	EOG Resources Inc.	Apr. 16/80	1,275
100	EOG Resources Inc.	May 16/77.50	19,900
100	EOG Resources Inc.	Jul. 16/75	46,500
1,000	Exxon Mobil Corp.	Apr. 16/77.50	671,000
500	Exxon Mobil Corp.	May 16/87.50	32,500
1,500	Exxon Mobil Corp.	Jul. 16/80	825,000
168	FMC Technologies Inc.	Apr. 16/36	2,100
130	Franco-Nevada Corp.	Apr. 16/47.50	199,397
2,000	Franco-Nevada Corp.	Jul. 16/47.50	3,237,240
1,300	Franco-Nevada Corp.	Jul. 16/50	1,825,200
732	Fresnillo plc(h)	May 16/1000	294,373
2,000	Gold Fields Ltd., ADR	Jul. 16/3	235,000
2,500	Gold Fields Ltd., ADR	Jul. 16/6	35,000
3,000	Gold Fields Ltd., ADR	Jan. 17/3	430,500
5,500	Gold Fields Ltd., ADR	Jan. 17/4	492,250
5,000	Gold Fields Ltd., ADR	Jan. 17/5	290,000
9,000	Goldcorp Inc.	Jul. 16/18	918,000
10,000	Goldcorp Inc.	Aug. 16/19	947,600
2,875	Goldcorp Inc.	Oct. 16/17	531,875
1,125	Goldcorp Inc.	Oct. 16/18	185,625
5,550	Goldcorp Inc.	Oct. 16/19	654,900
150	Halliburton Co.	Apr. 16/40	525
200	Halliburton Co.	Apr. 16/41	500
880	Halliburton Co.	May 16/36	141,680
500	Halliburton Co.	Jun. 16/38	51,500
10,000	Harmony Gold Mining Co. Ltd.	Aug. 16/2	1,775,000
4,700	Harmony Gold Mining Co. Ltd.	Dec. 16/3	656,637
4,000	Harmony Gold Mining Co. Ltd.	Jan. 17/2	848,040
160	Hess Corp.	Jun. 16/60	20,320
1,120	Icahn Enterprises LP	May 16/21	134
650	Icahn Enterprises LP	Jun. 16/15	16,250
918	Icahn Enterprises LP	Jul. 16/21	4,159

Number of Contracts		Expiration Date/ Exercise Price	Market Value

210	Industrias Penoles SAB de CV(h)	Apr. 16/680	$780,480
210	Industrias Penoles SAB de CV(h)	Apr. 16/700	720,188
95	Industrias Penoles SAB de CV(h)	Jun. 16/1020	42,980
1,000	Kinder Morgan Inc.	Jun. 16/17.50	148,000
1,040	MAG Silver Corp.(g)	Jul. 16/12	104,100
250	Marathon Oil Corp.	Apr. 16/15	2,000
250	Marathon Oil Corp.	Apr. 16/16	1,750
1,000	Marathon Petroleum Corp.	Apr. 16/57.50	15,000
700	Marathon Petroleum Corp.	May 16/55	1,841
939	Marathon Petroleum Corp.	Jul. 16/42.50	98,595
1,650	Nabors Industries Ltd.	Jun. 16/11	99,000
1,200	Newcrest Mining Ltd.(i)	Apr. 16/15	212,478
150	Newfield Exploration Co.	Jun. 16/36	25,125
1,800	Newmont Mining Corp.	May 16/31	90,000
1,700	Newmont Mining Corp.	May 16/33	34,850
2,000	Newmont Mining Corp.	Jun. 16/19	1,570,000
1,500	Newmont Mining Corp.	Jun. 16/20	1,057,500
2,000	Newmont Mining Corp.	Sep. 16/25	795,000
1,785	Newmont Mining Corp.	Sep. 16/27	535,500
400	Noble Energy Inc.	Jun. 16/40	10,988
125	Occidental Petroleum Corp.	May 16/67.50	41,000
50	Occidental Petroleum Corp.	May 16/75	2,750
75	Occidental Petroleum Corp.	May 16/77.50	1,688
250	Occidental Petroleum Corp.	Aug. 16/77.50	28,250
10,500	OceanaGold Corp.(g)	Apr. 16/3	526,718
10,000	OceanaGold Corp.(g)	Jun. 16/4.50	149,605
3,500	Osisko Gold Royalties Ltd.(g)	Apr. 16/15	16,169
1,500	Osisko Gold Royalties Ltd.(g)	May 16/15	40,422
2,500	Osisko Gold Royalties Ltd.(g)	Jul. 16/16	72,185
1,100	Patterson-UTI Energy Inc.	Apr. 16/16	195,250
600	Patterson-UTI Energy Inc.	May 16/17	99,000
500	Patterson-UTI Energy Inc.	May 16/18	62,000
100	Patterson-UTI Energy Inc.	Aug. 16/19	16,000
250	Pioneer Natural Resources Co.	Jun. 16/135	331,250
232	Pioneer Natural Resources Co.	Sep. 16/135	409,480
4,000	Primero Mining Corp.	Apr. 16/3	3,600
225	QEP Resources Inc.	Jun. 16/16	19,125
500	Randgold Resources Ltd., ADR	May 16/67.50	1,178,030

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
475	Randgold Resources Ltd., ADR	Jun. 16/100	$123,500
1,975	Randgold Resources Ltd., ADR	Jun. 16/105	335,750
1,615	Randgold Resources Ltd., ADR	Sep. 16/75	3,003,900
500	Randgold Resources Ltd., ADR	Sep. 16/95	332,500
3,000	Randgold Resources Ltd., ADR	Sep. 16/105	1,095,000
500	Rio Tinto plc, ADR	Apr. 16/37.50	3,750
510	Rio Tinto plc, ADR	Apr. 16/40	8,925
1,000	Rio Tinto plc	Jul. 16/37.50	20,000
160	Royal Dutch Shell plc(h)	Apr. 16/1600	265,211
160	Royal Dutch Shell plc(h)	May 16/1600	308,391
160	Royal Dutch Shell plc(h)	Jun. 16/1700	174,464
1,000	Royal Gold Inc.	May 16/50	473,670
2,100	Royal Gold Inc.	Jul. 16/55	735,000
2,000	Royal Gold Inc.	Oct. 16/70	380,000
175	Schlumberger Ltd.	Apr. 16/72.50	34,475
300	Schlumberger Ltd.	Apr. 16/77.50	8,100
450	Schlumberger Ltd.	May 16/75	101,250
80	Schlumberger Ltd.	May 16/77.50	9,200
400	Schlumberger Ltd.	May 16/80	23,600
400	Schlumberger Ltd.	Aug. 16/75	152,000
75	Schlumberger Ltd.	Aug. 16/77.50	19,350
2,500	SEMAFO Inc.(g)	Apr. 16/3.50	216,554
378	Sibanye Gold Ltd., ADR	Apr. 16/5	383,670
2,479	Silver Wheaton Corp.	May 16/20	64,454
2,306	Silver Wheaton Corp.	Jun. 16/14	698,718
2,500	Silver Wheaton Corp.	Jun. 16/15	580,000
2,000	Silver Wheaton Corp.	Sep. 16/18	282,000
2,500	Silver Wheaton Corp.	Sep. 16/19	270,000
800	Silver Wheaton Corp.	Jan. 17/22	80,800
1,675	Suncor Energy Inc.	Jun. 16/28	232,825
1,000	Suncor Energy Inc.	Sep. 16/26	315,000
425	Superior Energy Services Inc.	May 16/15	23,375
850	Superior Energy Services Inc.	Jun. 16/15	90,950
425	Superior Energy Services Inc.	Sep. 16/15	65,875
5,500	Tahoe Resources Inc.	Jun. 16/15	68,750
4,365	Tahoe Resources Inc.	Sep. 16/12.50	349,200
1,815	Tahoe Resources Inc.	Sep. 16/15	90,750
15,000	Torex Gold Resources Inc.(g)	Sep. 16/1.75	401,578
600	Total SA	May 16/50	18,000
500	Total SA	Jun. 16/50	30,225
400	Total SA	Aug. 16/45	116,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value

200	Total SA	Aug. 16/50	$16,400
1,000	United States Commodities Fund LLC	Apr. 16/12	1,000
1,000	United States Commodities Fund LLC	May 16/11.50	12,000
1,000	United States Commodities Fund LLC	Jun. 16/12	16,000
1,500	United States Commodities Fund LLC	Jul. 16/12	36,000
3,400	United States Commodities Fund LLC	Aug. 16/11.50	144,534
1,400	United States Oil Fund LP	Oct. 16/12	70,000
200	US Silica Holdings Inc.	Jun. 16/23	46,000
200	US Silica Holdings Inc.	Jul. 16/24	47,226
300	US Silica Holdings Inc.	Sep. 16/25	84,000
200	Valero Energy Corp.	Jun. 16/70	25,800
300	Valero Energy Corp.	Sep. 16/70	77,700
900	Weatherford International plc	Apr. 16/10	4,950
1,750	Weatherford International plc	May 16/11	13,125
100	Weatherford International plc	Aug. 16/11	3,250
400	The Williams Companies Inc.	May 16/30	2,000
1,000	WPX Energy Inc.	May 16/11	6,930

	TOTAL CALL OPTIONS WRITTEN (Premiums received $31,080,807)		63,371,288

	Put Options Written — (0.1)%
10,000	Alamos Gold Inc.	Dec. 16/2.50	245,700
1,000	Centerra Gold Inc.(g)	Jan. 17/6	12,705
500	Franco-Nevada Corp.	Jul. 16/45	35,500
400	MAG Silver Corp.(g)	Jul. 16/9	5,082
105	Marathon Petroleum Corp.	Apr. 16/50	144,900
1,800	Newcrest Mining Ltd.(i)	Sep. 16/10	37,047
2,000	Osisko Gold Royalties Ltd.(g)	Jul. 16/13	111,646
250	Royal Gold Inc.	Jan. 17/22.50	13,125
200	Sunoco LP	Jun. 16/30	32,400
200	Sunoco LP	Sep. 16/30	50,500
400	Total SA	Aug. 16/40	46,000
500	United States Commodities Fund LLC	May 16/7	1,500
250	Valero Energy Corp.	Jun. 16/62.50	80,000

	TOTAL PUT OPTIONS WRITTEN (Premiums received $1,874,484)		816,105

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $32,955,291)		$64,187,393

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Schedule of Investments (Continued) — March 31, 2016 (Unaudited)

Market Value

Aggregate premiums	$(32,955,291)

Gross unrealized appreciation	$5,596,582
Gross unrealized depreciation	(36,828,684)

Net unrealized appreciation/depreciation	$(31,232,102)

(a)	Securities, or a portion thereof, with a value of $288,693,903 were deposited with the broker as collateral for options written.
(b)	Principal amount denoted in Canadian Dollars.
(c)

At March 31, 2016, the Fund held an investment in a restricted and illiquid security amounting to $1,187,550 or 0.14% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	03/31/16 Carrying Value Per Bond
$1,500,000(b)	Wesdome Gold Inc. 7.000%, 05/24/17	05/18/12	$1,473,695	$79.1700

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the market value of Rule 144A securities amounted to $7,030,000 or 0.86% of total investments.

(e)	At March 31, 2016, $71,465,000 of the principal amount was pledged as collateral for options written.
(f)	At March 31, 2016, the Fund had written over-the-counter Option Contracts with Pershing LLC, Morgan Stanley, and The Goldman Sachs Group, Inc.
(g)	Exercise price denoted in Canadian dollars.
(h)	Exercise price denoted in British pence.
(i)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	%of Total Investments	Market Value
Long Positions
North America	74.4%	$610,279,150
Europe	17.7	145,503,343
South Africa	4.2	34,502,136
Asia/Pacific Rim	1.9	15,387,939
Latin America	1.8	14,764,375

Total Investments	100.0%	$820,436,943

Short Positions
North America	(7.4)%	$(61,029,313)
Europe	(0.4)	(2,908,555)
Asia/Pacific Rim	(0.0)	(249,525)

Total Investments	(7.8)%	$(64,187,393)

See accompanying notes to schedule of investments.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2016 is as follows:

	Valuation Inputs			Total Market Value at 3/31/16
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$492,341,995	$ 8,971,236	—	$501,313,231
Other	207,499,921	—	—	207,499,921

Total Common Stocks	699,841,916	8,971,236	—	708,813,152

Convertible Preferred Stocks(a)	3,711,730	—	—	3,711,730
Convertible Corporate Bonds(a)	1,187,550	6,041,000	—	7,228,550
Corporate Bonds(a)	475,935	8,885,995	—	9,361,930
U.S. Government Obligations	—	91,321,581	—	91,321,581

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$705,217,131	$115,219,812	—	$820,436,943

INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(28,832,075)	$ (30,135,631)	$(4,403,582)	$ (63,371,288)
Put Options Written	(358,087)	(458,018)	—	(816,105)

TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(29,190,162)	$ (30,593,649)	$(4,403,582)	$ (64,187,393)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2016, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option,

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2016 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2016, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

GAMCO Global Gold, Natural Resources & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

GAMCO GLOBAL GOLD, NATURAL RESOURCES & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Fund Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGNX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

GAMCO GLOBAL GOLD, NATURAL RESOURCES

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Vincent D. Enright

Former Senior Vice President &

Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and

Trust Company

GGN Q1/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Gold, Natural Resources & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/27/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/27/2016

*  Print the name and title of each signing officer under his or her signature.